Inventories (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of inventories

Inventories consist of the following:

	As at March 31,
	2017	2018	2018
	(₹ in million)	(₹ in million)	(US dollars in million)
Raw materials and consumables	55,643	83,300	1,279
Work-in-progress	33,171	30,192	464
Finished goods	8,452	6,392	98

	97,266	119,884	1,841